Submission	Sep. 19, 2024
Submission [Line Items]
Central Index Key	0001618732
Registrant Name	Nutanix, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A